Summarized Financial Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets		¥ 213,315		¥ 183,342		$ 33,474
Non-current assets		166,719		149,366		26,162
Current liabilities		74,488		68,385		11,689
Non-current liabilities		81,594		72,480		12,803
Noncontrolling interests		5,345		6,045		839
Ctrip.com International, Ltd
Schedule of Equity Method Investments [Line Items]
Current assets		76,596		65,782		12,020
Non-current assets		124,268		132,417		19,500
Current liabilities		73,517		61,360		11,536
Non-current liabilities		16,418		36,558		2,576
Noncontrolling interests		924		1,566		145
Total revenues	[1]	20,313	$ 3,188	21,704	¥ 34,958
Gross profit	[1]	15,916	2,498	16,838	27,627
Income (loss) from operations	[1]	(723)	(113)	(827)	4,271
Net income (loss)	[1]	1,198	188	(2,236)	3,764
Net income (loss) attributable to the investees	[1]	1,288	202	(2,243)	3,813
Other Equity Method Investees Excluding Ctrip,com
Schedule of Equity Method Investments [Line Items]
Current assets		125,266		96,713		19,657
Non-current assets		18,512		15,094		2,905
Current liabilities		90,744		73,842		14,240
Non-current liabilities		9,218		5,545		1,447
Noncontrolling interests		1,662		1,577		$ 261
Total revenues	[2]	21,380	3,355	13,981	12,598
Gross profit	[2]	7,624	1,196	5,083	6,247
Income (loss) from operations	[2]	1,238	194	(1,282)	(680)
Net income (loss)	[2]	2,065	324	(832)	(638)
Net income (loss) attributable to the investees	[2]	¥ 2,040	$ 320	¥ (891)	¥ (933)

[1]	The Company adopted a one-quarter lag in reporting its share of equity income (loss) in Trip.
[2]	The Company adopted a one-quarter lag in reporting its share of (loss) income in majority of its equity investees.